FEDERAL HOME LOAN BANK ADVANCES (Detail Textuals) (USD $)	Dec. 31, 2014	Dec. 31, 2013
Advances from Federal Home Loan Banks [Abstract]
Federal Home Loan Bank advances	$ 2,487,745	$ 13,980,005
Weighted average interest rate on the advances (as a percent)	2.89%	1.36%
Minimum interest rate (as a percent)	1.78%
Maximum interest rate (as a percent)	4.58%
Loans pledged as collateral for FHLB advances	$ 77,790,000	$ 74,435,000